Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Significant acquisition and equity transactions
Schedule of estimated fair values for major classes of assets acquired and liabilities assumed

RMB
Consideration:
Cash	547,450
Fair value of the Group’s existing equity method investments at the time of acquisition	1,255,895

Total considerations transferred	1,803,345
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	172,455
Accounts receivables	11,906
Inventories	390
Other receivables and prepayments	21,158
Property and equipment	1,680,199
Land use rights, net	481,400
Deferred tax assets, net	22,447

Total assets acquired	2,389,955
Accounts payables	(168,982)
Advances from customers	(69,855)
Accrued expenses and other current liabilities	(128,058)
Deferred income	(93,243)
Deferred tax liabilities	(305,261)
Total liabilities assumed	(765,399)

Net assets acquired	1,624,556
Non-controlling interests	(228,162)

Goodwill	406,951

Schedule of Business Acquisitions, by Acquisition [Table Text Block]

RMB
Consideration:
Cash	553,700
Fair value of the Group’s existing equity method investment at the time of acquisition	760,200

Total consideration transferred	1,313,900
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	166,193
Accounts receivables	18,839
Inventories	215
Other receivables and prepayments	2,219
Property and equipment	989,334
Land use rights, net	390,590
Deferred tax assets, net	765

Total assets acquired	1,568,155
Accounts payables	(213,422)
Advances from customers	(3,354)
Accrued expenses and other current liabilities	(38,252)
Deferred tax liabilities	(165,275)
Total liabilities assumed	(420,303)

Net assets acquired	1,147,852

Goodwill	166,048